FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00334

                          FRANKLIN CAPITAL GROWTH FUND
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/05

Item 1. Schedule of Investments.


FRANKLIN CAPITAL GROWTH FUND

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................    7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 98.0%................................................................
   COMMERCIAL SERVICES 1.7%...........................................................
   Robert Half International Inc......................................................        1,071,400    $   28,884,944
                                                                                                           --------------
   CONSUMER DURABLES 1.3% ............................................................
(a)Electronic Arts Inc................................................................          426,600        22,089,348
                                                                                                           --------------
   CONSUMER NON-DURABLES 1.7%.........................................................
   General Mills Inc..................................................................          243,800        11,982,770
   Procter & Gamble Co................................................................          299,600        15,878,800
                                                                                                           --------------
                                                                                                               27,861,570
                                                                                                           --------------
   CONSUMER SERVICES 8.0%.............................................................
(a)Apollo Group Inc., A...............................................................          227,200        16,826,432
(a)eBay Inc...........................................................................          331,000        12,333,060
   International Game Technology......................................................          799,500        21,314,670
(a)Univision Communications Inc., A...................................................          978,500        27,094,665
   Viacom Inc., B.....................................................................          876,600        30,531,978
   The Walt Disney Co.................................................................          887,900        25,509,367
                                                                                                           --------------
                                                                                                              133,610,172
                                                                                                           --------------
   DISTRIBUTION SERVICES 1.8%.........................................................
   SYSCO Corp.........................................................................          835,800        29,921,640
                                                                                                           --------------
   ELECTRONIC TECHNOLOGY 18.3%........................................................
(a)Agilent Technologies Inc...........................................................        1,579,900        35,073,780
(a)Applied Materials Inc..............................................................        2,138,800        34,755,500
(a)Cisco Systems Inc..................................................................        1,664,000        29,768,960
(a)Dell Inc...........................................................................          705,900        27,120,678
(a)EMC Corp...........................................................................        1,865,300        22,980,496
   Intel Corp.........................................................................        1,145,400        26,607,642
(a)KLA-Tencor Corp....................................................................          218,500        10,053,185
   L-3 Communications Holdings Inc....................................................          186,600        13,252,332
   Linear Technology Corp.............................................................          622,400        23,844,144
   Maxim Integrated Products Inc......................................................          430,097        17,578,064
   Nokia Corp., ADR (Finland).........................................................        1,372,400        21,176,132
   QUALCOMM Inc.......................................................................          690,000        25,288,500
   Xilinx Inc.........................................................................          563,800        16,479,874
                                                                                                           --------------
                                                                                                              303,979,287
                                                                                                           --------------
   ENERGY MINERALS 1.5%
   Devon Energy Corp. ................................................................          536,600        25,622,650
                                                                                                           --------------
   FINANCE 13.0%
   AFLAC Inc. ........................................................................          552,700        20,593,602
(a)Berkshire Hathaway Inc., A ........................................................              362        31,494,000
   Brown & Brown Inc. ................................................................          297,200        13,697,948
   Countrywide Financial Corp. .......................................................          752,313        24,420,080
   Fifth Third Bancorp ...............................................................          561,000        24,111,780
   Freddie Mac .......................................................................          651,000        41,143,200
   Golden West Financial Corp. .......................................................          386,500        23,383,250


                                          Quarterly Statement of Investments | 3

FRANKLIN CAPITAL GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINANCE (CONT.)
   Marsh & McLennan Cos. Inc. ........................................................          595,800    $   18,124,236
   Wells Fargo & Co. .................................................................          315,100        18,842,980
                                                                                                           --------------
                                                                                                              215,811,076
                                                                                                           --------------
   HEALTH SERVICES 4.9%
(a)Caremark Rx Inc. ..................................................................          803,500        31,963,230
   HCA Inc. ..........................................................................          169,700         9,090,829
(a)Wellpoint Inc. ....................................................................          322,600        40,437,910
                                                                                                           --------------
                                                                                                               81,491,969
                                                                                                           --------------
   HEALTH TECHNOLOGY 15.4%
   Abbott Laboratories ...............................................................          597,800        27,869,436
(a)Amgen Inc. ........................................................................          861,900        50,171,199
(a)Biogen Idec Inc. ..................................................................          297,600        10,270,176
   Biomet Inc. .......................................................................          288,900        10,487,070
(a)Boston Scientific Corp. ...........................................................        1,247,800        36,548,062
   Johnson & Johnson .................................................................          578,210        38,832,584
   Pfizer Inc. .......................................................................        1,100,000        28,897,000
(a)Varian Medical Systems Inc. .......................................................          455,800        15,624,824
   Wyeth .............................................................................          657,900        27,750,222
(a)Zimmer Holdings Inc. ..............................................................          118,600         9,228,266
                                                                                                           --------------
                                                                                                              255,678,839
                                                                                                           --------------
   PROCESS INDUSTRIES 3.2%............................................................
   Bunge Ltd. ........................................................................          583,100        31,417,428
   Lyondell Chemical Co. .............................................................          758,400        21,174,528
                                                                                                           --------------
                                                                                                               52,591,956
                                                                                                           --------------
   PRODUCER MANUFACTURING 7.1%
   3M Co. ............................................................................          390,200        33,436,238
   Danaher Corp. .....................................................................          313,700        16,754,717
(a)Mettler-Toledo International Inc. (Switzerland) ...................................          424,900        20,182,750
   Tyco International Ltd. ...........................................................          168,100         5,681,780
   United Technologies Corp. .........................................................          417,800        42,473,548
                                                                                                           --------------
                                                                                                              118,529,033
                                                                                                           --------------
   RETAIL TRADE 4.1%
   Dollar General Corp. ..............................................................          406,400         8,904,224
   Lowe's Cos. Inc. ..................................................................          688,900        39,329,301
   Wal-Mart Stores Inc. ..............................................................          391,200        19,603,032
                                                                                                           --------------
                                                                                                               67,836,557
                                                                                                           --------------
   TECHNOLOGY SERVICES 11.0%
(a)Accenture Ltd., A (Bermuda) .......................................................        1,312,100        31,687,215
   First Data Corp. ..................................................................          574,900        22,599,319
(a)Google Inc., A ....................................................................           67,000        12,094,170
   Microsoft Corp. ...................................................................        1,027,400        24,832,258


4 | Quarterly Statement of Investments

FRANKLIN CAPITAL GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TECHNOLOGY SERVICES (CONT.)
   Paychex Inc. ......................................................................        1,263,900    $   41,481,198
   SAP AG, ADR (Germany) .............................................................          707,200        28,344,576
(a)VeriSign Inc. .....................................................................          338,700         9,720,690
(a)Yahoo! Inc. .......................................................................          374,100        12,681,990
                                                                                                           --------------
                                                                                                              183,441,416
                                                                                                           --------------
   TRANSPORTATION 5.0%
   C.H. Robinson Worldwide Inc. ......................................................          400,000        20,612,000
   Expeditors International of Washington Inc. .......................................          425,000        22,758,750
   Southwest Airlines Co. ............................................................        2,848,800        40,566,912
                                                                                                           --------------
                                                                                                               83,937,662
                                                                                                           --------------
   TOTAL COMMON STOCKS (COST $1,484,502,192)..........................................                      1,631,288,119
                                                                                                           --------------
   SHORT TERM INVESTMENT (COST $25,273,419) 1.5%
   MONEY FUND 1.5%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio .....................       25,273,419        25,273,419
                                                                                                           --------------
   TOTAL INVESTMENTS (COST $1,509,775,611) 99.5%......................................                      1,656,561,538
   OTHER ASSETS, LESS LIABILITIES 0.5%................................................                          8,673,308
                                                                                                           --------------
   NET ASSETS 100.0%..................................................................                     $1,665,234,846
                                                                                                           ==============
SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depositary Receipt

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 5
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6 | Quarterly Statement of Investments

FRANKLIN CAPITAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Capital Growth Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (the Fund).

1. INCOME TAXES

At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments....................................   $  1,513,708,870
                                                          ================
Unrealized appreciation................................   $    232,949,974
Unrealized depreciation................................        (90,097,306)
                                                          ----------------
Net unrealized apreciation (depreciation)..............   $    142,852,668
                                                          ================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 7

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CAPITAL GROWTH FUND


By /s/ Jimmy D. Gambill
  ---------------------
  Chief Executive Officer - Finance and Administration

Date May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jimmy D. Gambill
  ---------------------
  Chief Executive Officer - Finance and Administration

Date May 20, 2005


By /s/ Galen G. Vetter
  --------------------
  Chief Financial Officer

Date May 20, 2005



















                                Exhibit (A)


I, Jimmy D. Gambill, certify that:

      1. I have  reviewed  this  report on Form N-Q of Franklin  Capital  Growth
Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 20, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

      1. I have  reviewed  this  report on Form N-Q of Franklin  Capital  Growth
Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 20, 2005


/s/GALEN G. VETTER
Chief Financial Officer